Other Assets and Receivables - Summary of Real Estate Held for Own Use and Equipment (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other assets and receivables [Line Items]
Beginning balance	€ 530	€ 572
Ending balance	498	530
Carrying value [member]
Disclosure of other assets and receivables [Line Items]
Beginning balance	885	1,046
Additions	64	71
Acquired through business combinations	1	11
Capitalized subsequent expenditure	18	1
Disposals	(52)	(179)
Unrealized gains/(losses) through equity	(32)	8
Transfer to investments in real estate	(1)
Realized gains/(losses) through income statement	(4)
Transfers to disposal groups		(5)
Net exchange differences	23	(74)
Other		7
Ending balance	901	885
Accumulated amortization, depreciation and impairment losses [member]
Disclosure of other assets and receivables [Line Items]
Beginning balance	355	474
Depreciation through income statement	58	71
Disposals	(38)	(159)
Impairment losses	18
Impairment losses reversed		(1)
Transfer to investments in real estate	(1)
Transfers to disposal groups		(5)
Net exchange differences	9	(30)
Other		6
Ending balance	403	355
General account real estate held for own use [member]
Disclosure of other assets and receivables [Line Items]
Beginning balance	307	332
Ending balance	263	307
General account real estate held for own use [member] | Carrying value [member]
Disclosure of other assets and receivables [Line Items]
Beginning balance	396	453
Additions	1	3
Capitalized subsequent expenditure	18	1
Disposals	(26)	(34)
Unrealized gains/(losses) through equity	(32)	8
Transfer to investments in real estate	(1)
Realized gains/(losses) through income statement	(4)
Net exchange differences	11	(34)
Ending balance	363	396
General account real estate held for own use [member] | Accumulated amortization, depreciation and impairment losses [member]
Disclosure of other assets and receivables [Line Items]
Beginning balance	90	121
Depreciation through income statement	4	8
Disposals	(16)	(28)
Impairment losses	18
Impairment losses reversed		(1)
Transfer to investments in real estate	(1)
Net exchange differences	4	(10)
Ending balance	100	90
Equipment 1 [member]
Disclosure of other assets and receivables [Line Items]
Beginning balance	223	241
Ending balance	235	223
Equipment 1 [member] | Carrying value [member]
Disclosure of other assets and receivables [Line Items]
Beginning balance	488	593
Additions	63	68
Acquired through business combinations	1	11
Disposals	(26)	(144)
Transfers to disposal groups		(5)
Net exchange differences	12	(40)
Other		7
Ending balance	538	488
Equipment 1 [member] | Accumulated amortization, depreciation and impairment losses [member]
Disclosure of other assets and receivables [Line Items]
Beginning balance	265	352
Depreciation through income statement	54	63
Disposals	(22)	(131)
Transfers to disposal groups		(5)
Net exchange differences	5	(20)
Other		6
Ending balance	€ 303	€ 265